Stockholders' Equity (Deficit) (Details 5) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Balance at December 31, 2012	263,765
Number of Options, Granted	144,333
Number of Options, Vested	(146,243)
Number of Option, Forfeited or Canceled	(24,815)
Number of Options, Balance at December 31, 2013	237,040
Weighted Average Grant Date Fair Value, Balance at December 31, 2012 (in dollars per share)	$ 8.40
Weighted Average Grant Date Fair Value, Granted	$ 2.66
Weighted Average Grant Date Fair Value, Vested	$ (10.25)
Weighted Average Grant Date Fair Value, Forfeited or Canceled	$ (13.16)
Weighted Average Grant Date Fair Value, Balance at December 31, 2013 (in dollars per share)	$ 4.45